Note 16 - Income Taxes - Income Taxes Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Deferred tax benefit (expense)	$ 1,567	$ (1,026)
Total income tax benefit (expense)	$ 1,567	$ (1,026)